Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,053,190.66
Total Fee Amount	16,579.34
Total Offset Amount	0.00
Net Fee	$ 16,579.34
Offering Table N/A
Offset Table N/A	N/A